COMMITMENTS AND CONTINGENCIES (Details) (Managed Finance Receivables [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Lessees located in Texas [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%